Bank Loan - Bank Loan (Details) CAD in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Disclosure of detailed information about borrowings [line items]
Bank loan		CAD 212,138		CAD 187,954
Principal
Disclosure of detailed information about borrowings [line items]
Bank loan		213,376		191,286
Principal | Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Bank loan	$ 133.5	167,159	$ 142.5	191,286
Principal | Bank loan - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Bank loan		46,217		0
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Bank loan		CAD (1,238)		CAD (3,332)